Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts And Reserves
LEGGETT & PLATT, INCORPORATED

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
(Amounts in millions)

Column A	Column B	Column C	Column D		Column E
Description	Balance at Beginning of Period	Additions Charged to Cost and Expenses	Deductions		Balance at End of Period
Year ended December 31, 2016
Allowance for doubtful receivables	$9.9	$1.6	$4.1	(1)	$7.4
Excess and obsolete inventory reserve, LIFO basis	$24.7	$8.9	$6.5		$27.1
Tax valuation allowance	$26.6	$.8	$4.5		$22.9

Year ended December 31, 2015
Allowance for doubtful receivables	$17.2	$2.6	$9.9	(1)	$9.9
Excess and obsolete inventory reserve, LIFO basis	$21.9	$9.8	$7.0		$24.7
Tax valuation allowance	$27.1	$(.4)	$.1		$26.6

Year ended December 31, 2014
Allowance for doubtful receivables	$17.6	$4.9	$5.3	(1)	$17.2
Excess and obsolete inventory reserve, LIFO basis	$21.9	$10.0	$10.0		$21.9
Tax valuation allowance	$25.4	$1.0	$(.7)		$27.1

(1)	Uncollectible accounts charged off, net of recoveries.